CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of Detailed Information About Cash and Cash Equivalents	Cash and cash equivalents at the end of each reporting period as disclosed in the consolidated statement of cash flows can be reconciled to the related items in the consolidated statement of financial position as follows:

	2025	2024	2023
Cash and banks (Note 22)	9,760,886	10,490,878	14,391,437
Short-term investments (Note 16)	21,654,777	760,964	4,899,611
Cash and cash equivalents	31,415,663	11,251,842	19,291,048